Schedule of Investment Company Financial Highlights (Details) - $ / shares	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Investment Company [Abstract]
Net asset value per unit at beginning of year	$ 34.91		$ 19.64		$ 30.43		$ 13.84		$ 13.84	$ 5.52
Net realized gain and change in unrealized appreciation on investment	2.16		1.14		6.82		7.05		16.83	8.45
Net investment loss	(0.09)		(0.03)		(0.27)		(0.14)		(0.24)	(0.13)
Net increase in net assets resulting from operations	2.07		1.11		6.55		6.91		16.59	8.32
Net asset value per unit at end of year	$ 36.98		$ 20.75		$ 36.98		$ 20.75		$ 30.43	$ 13.84
Total return	5.93%	[1]	5.65%	[1]	21.52%	[1]	49.93%	[1]	119.87%	150.72%
Ratios to average net asset value, expenses	0.95%	[2]	0.77%	[2]	1.06%	[2]	1.09%	[2]	1.16%	1.30%
Ratios to average net asset value, net investment loss	(0.95%)	[2]	(0.77%)	[2]	(1.06%)	[2]	(1.09%)	[2]	(1.16%)	(1.30%)

[1]	Not annualized.
[2]	Annualized.